Short Term Investments	12 Months Ended
Dec. 31, 2017
Short Term Investments [abstract]
Short Term Investments

5. Short Term Investments

	December 31,	December 31,
	2017	2016
Term deposits and similar instruments	$29,500	$41,100

The term deposits have maturities in excess of 90 days and less than one year on the date of acquisition.